Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42685
Entity Registrant Name	Metals Royalty Co Inc.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1900 Dome Tower
Entity Address, Adress Line Two	333 7th Ave SW
Entity Address, City or Town	Calgary
Entity Address State Or Province	AB
Entity Address, Postal Zip Code	T2P 2Z1
Title of 12(b) Security	Common shares without par value
Trading Symbol	TMCR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	50,926,632
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0002087398
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Ernst & Young LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1263
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Brian Paes-Braga
City Area Code	403
Local Phone Number	984-1941
Entity Address, Address Line One	1900 Dome Tower
Entity Address, Adress Line Two	333 7th Ave SW
Entity Address, City or Town	Calgary
Entity Address State Or Province	AB
Entity Address, Postal Zip Code	T2P 2Z1